Foreign currency risk - Financial assets and liabilities held in foreign currency (Details) € in Millions, SFr in Millions, $ in Millions	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Disclosure of financial assets [line items]
Cash and cash equivalents	SFr 494.6	$ 248.7	€ 69.8	SFr 371.0	$ 184.6	€ 9.2
Trade receivables and other financial assets		640.0	102.1		257.9	5.3
Trade payables and other financial liabilities		(257.6)	(84.5)		(42.9)	(0.7)
Total assets and liabilities		$ 631.2	€ 87.4		$ 399.6	€ 13.8